Financial Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Financial Liabilities
Schedule of interest-bearing liabilities

in EUR k	Sep 30, 2021	Dec 31, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	100	401
Total non‑current loans	100	401
Lease liabilities	15,560	17,677
Total non‑current liabilities	15,660	18,078

Current liabilities
Current portion of secured bank loans	401	567
Other bank loans	—	387
Bank overdrafts	3,441	1,538
Total current loans	3,842	2,492
Current portion of lease liabilities	3,221	3,528
Total current liabilities	7,063	6,020

Total non‑current and current liabilities	22,723	24,098

Schedule of outstanding interest-bearing liabilities

				Sep 30, 2021		Dec 31, 2020
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	501	501	968	968
Other bank loan	USD	1%	2020-22	—	—	387	387
Bank overdrafts	EUR	4.75%	Rollover	499	499	498	498
Bank overdrafts	EUR	3.75%	Rollover	2,443	2,443	628	628
Bank overdrafts	EUR	4.50%	Rollover	499	499	412	412
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	18,781	18,781	21,205	21,205
Total interest‑bearing financial liabilities				22,723	22,723	24,098	24,098
*	Represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Sep 30, 2021	Dec 31, 2020
Trade payables	8,810	31,736
Government grants (deferred income)	9,603	10,292
Contract liabilities	5,540	4,479
Others	11,713	13,483
Trade payables and other liabilities	35,666	59,990
Non‑current	8,228	8,950
Current	27,438	51,040